Equity - Transactions on the executive share award plans (Detail) - Executive share award plans - shares shares in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Balance outstanding at 1 July (in shares)	7.8	7.9	7.2
Granted (in shares)	2.5	2.3	3.6
Exercised/awarded (in shares)	(2.1)	(0.7)	(1.3)
Forfeited/expired (in shares)	(1.2)	(1.7)	(1.6)
Balance outstanding at 30 June (in shares)	7.0	7.8	7.9